SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Summary of securities excluded from diluted per share (Details) - shares	6 Months Ended
	Apr. 30, 2025	Apr. 30, 2024
Earnings Per Share [Abstract]
Potentially dilutive securities	131,000	141,800
Stock warrants
Earnings Per Share [Abstract]
Potentially dilutive securities	131,000	141,800